UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.4%
Underlying Core Equity Funds — 51.7%
198,727	Goldman Sachs Structured International Equity Fund — 25.0%	$2,213,817
54,964	Goldman Sachs Structured Large Cap Growth Fund — 8.5%	747,512
64,167	Goldman Sachs Structured Large Cap Value Fund — 8.0%	711,613
28,608	Goldman Sachs Strategic Growth Fund — 3.6%	316,115
23,594	Goldman Sachs Large Cap Value Fund — 3.4%	298,697
20,599	Goldman Sachs Structured Small Cap Equity Fund — 3.2%	280,970

		4,568,724

Underlying Core Fixed Income Funds — 25.3%
99,456	Goldman Sachs Inflation Protected Securities Fund — 12.7%	1,116,894
46,044	Goldman Sachs Global Income Fund — 6.7%	589,358
52,194	Goldman Sachs Core Fixed Income Fund — 5.9%	524,546

		2,230,798

Underlying Other Diversifier Funds — 23.4%
67,019	Goldman Sachs Commodity Strategy Fund — 5.0%	443,669
40,959	Goldman Sachs Absolute Return Tracker Fund — 4.4%	386,651
31,487	Goldman Sachs Structured International Small Cap Fund — 3.3%	292,201
26,572	Goldman Sachs Structured Emerging Markets Equity Fund — 2.9%	253,232
15,568	Goldman Sachs Local Emerging Markets Debt Fund — 1.7%	154,274
10,405	Goldman Sachs Real Estate Securities Fund — 1.7%	148,999
21,488	Goldman Sachs International Real Estate Securities Fund — 1.6%	139,026
17,360	Goldman Sachs High Yield Fund — 1.4%	129,328
9,737	Goldman Sachs Emerging Markets Debt Fund — 1.4%	122,494

		2,069,874

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.4%		$8,869,396

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(32,863)

NET ASSETS — 100.0%		$8,836,533

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$9,647,436

Gross unrealized gain	857,257
Gross unrealized loss	(1,635,297)

Net unrealized security loss	$(778,040)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.4%
Underlying Core Equity Funds — 59.2%
213,998	Goldman Sachs Structured International Equity Fund — 28.5%	$2,383,936
60,737	Goldman Sachs Structured Large Cap Growth Fund — 9.9%	826,021
70,740	Goldman Sachs Structured Large Cap Value Fund — 9.4%	784,505
31,558	Goldman Sachs Strategic Growth Fund — 4.2%	348,718
25,979	Goldman Sachs Large Cap Value Fund — 3.9%	328,893
20,116	Goldman Sachs Structured Small Cap Equity Fund — 3.3%	274,377

		4,946,450

Underlying Core Fixed Income Funds — 17.4%
64,914	Goldman Sachs Inflation Protected Securities Fund — 8.7%	728,979
32,639	Goldman Sachs Global Income Fund — 5.0%	417,777
30,784	Goldman Sachs Core Fixed Income Fund — 3.7%	309,380

		1,456,136

Underlying Other Diversifier Funds — 23.8%
67,626	Goldman Sachs Commodity Strategy Fund — 5.4%	447,687
37,922	Goldman Sachs Absolute Return Tracker Fund — 4.3%	357,982
30,651	Goldman Sachs Structured International Small Cap Fund — 3.4%	284,441
28,408	Goldman Sachs Structured Emerging Markets Equity Fund — 3.2%	270,733
14,243	Goldman Sachs Local Emerging Markets Debt Fund — 1.7%	141,151
9,642	Goldman Sachs Real Estate Securities Fund — 1.7%	138,076
19,846	Goldman Sachs International Real Estate Securities Fund — 1.5%	128,400
15,090	Goldman Sachs High Yield Fund — 1.3%	112,417
8,812	Goldman Sachs Emerging Markets Debt Fund — 1.3%	110,852

		1,991,739

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.4%		$8,394,325

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(31,885)

NET ASSETS — 100.0%		$8,362,440

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$8,968,045

Gross unrealized gain	1,087,548
Gross unrealized loss	(1,661,268)

Net unrealized security loss	$(573,720)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.2%
Underlying Core Equity Funds — 65.2%
426,905	Goldman Sachs Structured International Equity Fund — 31.4%	$4,755,723
121,722	Goldman Sachs Structured Large Cap Growth Fund — 11.0%	1,655,424
142,711	Goldman Sachs Structured Large Cap Value Fund — 10.5%	1,582,667
63,547	Goldman Sachs Strategic Growth Fund — 4.6%	702,196
52,568	Goldman Sachs Large Cap Value Fund — 4.4%	665,505
36,736	Goldman Sachs Structured Small Cap Equity Fund — 3.3%	501,079

		9,862,594

Underlying Core Fixed Income Funds — 11.1%
74,880	Goldman Sachs Inflation Protected Securities Fund — 5.6%	840,903
40,574	Goldman Sachs Global Income Fund — 3.4%	519,344
31,820	Goldman Sachs Core Fixed Income Fund — 2.1%	319,790

		1,680,037

Underlying Other Diversifier Funds — 23.9%
131,827	Goldman Sachs Commodity Strategy Fund — 5.8%	872,692
61,031	Goldman Sachs Absolute Return Tracker Fund — 3.8%	576,137
56,090	Goldman Sachs Structured Emerging Markets Equity Fund — 3.5%	534,539
56,162	Goldman Sachs Structured International Small Cap Fund — 3.5%	521,181
24,795	Goldman Sachs Local Emerging Markets Debt Fund — 1.6%	245,719
16,954	Goldman Sachs Real Estate Securities Fund — 1.6%	242,786
35,183	Goldman Sachs International Real Estate Securities Fund — 1.5%	227,635
26,865	Goldman Sachs High Yield Fund — 1.3%	200,141
15,415	Goldman Sachs Emerging Markets Debt Fund — 1.3%	193,923

		3,614,753

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.2%		$15,157,384

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(29,411)

NET ASSETS — 100.0%		$15,127,973

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$15,446,952

Gross unrealized gain	2,185,659
Gross unrealized loss	(2,475,227)

Net unrealized security loss	$(289,568)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.1%
Underlying Core Equity Funds — 72.5%
854,706	Goldman Sachs Structured International Equity Fund — 34.8%	$9,521,420
247,266	Goldman Sachs Structured Large Cap Growth Fund — 12.3%	3,362,813
290,884	Goldman Sachs Structured Large Cap Value Fund — 11.8%	3,225,908
129,229	Goldman Sachs Strategic Growth Fund — 5.2%	1,427,981
107,260	Goldman Sachs Large Cap Value Fund — 5.0%	1,357,913
67,271	Goldman Sachs Structured Small Cap Equity Fund — 3.4%	917,583

		19,813,618

Underlying Core Fixed Income Funds — 5.1%
61,790	Goldman Sachs Inflation Protected Securities Fund — 2.6%	693,898
36,554	Goldman Sachs Global Income Fund — 1.7%	467,892
22,371	Goldman Sachs Core Fixed Income Fund — 0.8%	224,827

		1,386,617

Underlying Other Diversifier Funds — 22.5%
246,615	Goldman Sachs Commodity Strategy Fund — 6.0%	1,632,595
113,343	Goldman Sachs Structured Emerging Markets Equity Fund — 3.9%	1,080,159
103,134	Goldman Sachs Structured International Small Cap Fund — 3.5%	957,080
95,013	Goldman Sachs Absolute Return Tracker Fund — 3.3%	896,919
29,897	Goldman Sachs Real Estate Securities Fund — 1.6%	428,126
62,433	Goldman Sachs International Real Estate Securities Fund — 1.5%	403,940
29,333	Goldman Sachs Local Emerging Markets Debt Fund — 1.0%	290,687
32,453	Goldman Sachs High Yield Fund — 0.9%	241,776
18,176	Goldman Sachs Emerging Markets Debt Fund — 0.8%	228,652

		6,159,934

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.1%		$27,360,169

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(23,284)

NET ASSETS — 100.0%		$27,336,885

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$25,772,767

Gross unrealized gain	4,497,446
Gross unrealized loss	(2,910,044)

Net unrealized security gain	$1,587,402

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.2%
Underlying Core Equity Funds — 75.9%
455,582	Goldman Sachs Structured International Equity Fund — 36.4%	$5,075,183
133,368	Goldman Sachs Structured Large Cap Growth Fund — 13.0%	1,813,807
156,159	Goldman Sachs Structured Large Cap Value Fund — 12.4%	1,731,801
69,520	Goldman Sachs Strategic Growth Fund — 5.5%	768,191
57,512	Goldman Sachs Large Cap Value Fund — 5.2%	728,100
34,877	Goldman Sachs Structured Small Cap Equity Fund — 3.4%	475,724

		10,592,806

Underlying Core Fixed Income Funds — 3.0%
22,365	Goldman Sachs Global Income Fund — 2.0%	286,267
13,648	Goldman Sachs Core Fixed Income Fund — 1.0%	137,162

		423,429

Underlying Other Diversifier Funds — 21.3%
122,954	Goldman Sachs Commodity Strategy Fund — 5.8%	813,956
61,180	Goldman Sachs Structured Emerging Markets Equity Fund — 4.2%	583,041
53,398	Goldman Sachs Structured International Small Cap Fund — 3.6%	495,534
44,945	Goldman Sachs Absolute Return Tracker Fund — 3.0%	424,285
15,269	Goldman Sachs Real Estate Securities Fund — 1.6%	218,649
31,655	Goldman Sachs International Real Estate Securities Fund — 1.5%	204,807
9,047	Goldman Sachs Local Emerging Markets Debt Fund — 0.6%	89,661
9,979	Goldman Sachs High Yield Fund — 0.5%	74,342
5,557	Goldman Sachs Emerging Markets Debt Fund — 0.5%	69,904

		2,974,179

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.2%		$13,990,414

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(30,998)

NET ASSETS — 100.0%		$13,959,416

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$14,103,932

Gross unrealized gain	2,322,274
Gross unrealized loss	(2,435,792)

Net unrealized security loss	$(113,518)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments
May 31, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.3%
Underlying Core Equity Funds — 79.2%
260,596	Goldman Sachs Structured International Equity Fund — 37.8%	$2,903,038
77,513	Goldman Sachs Structured Large Cap Growth Fund — 13.7%	1,054,175
89,918	Goldman Sachs Structured Large Cap Value Fund — 13.0%	997,192
40,274	Goldman Sachs Strategic Growth Fund — 5.8%	445,028
32,947	Goldman Sachs Large Cap Value Fund — 5.4%	417,114
19,658	Goldman Sachs Structured Small Cap Equity Fund — 3.5%	268,136

		6,084,683

Underlying Core Fixed Income Funds — 1.1%
4,462	Goldman Sachs Global Income Fund — 0.7%	57,107
2,761	Goldman Sachs Core Fixed Income Fund — 0.4%	27,746

		84,853

Underlying Other Diversifier Funds — 20.0%
64,701	Goldman Sachs Commodity Strategy Fund — 5.6%	428,322
35,486	Goldman Sachs Structured Emerging Markets Equity Fund — 4.4%	338,184
29,947	Goldman Sachs Structured International Small Cap Fund — 3.6%	277,906
22,773	Goldman Sachs Absolute Return Tracker Fund — 2.8%	214,973
8,436	Goldman Sachs Real Estate Securities Fund — 1.6%	120,809
17,269	Goldman Sachs International Real Estate Securities Fund — 1.4%	111,729
1,867	Goldman Sachs Local Emerging Markets Debt Fund — 0.2%	18,498
1,975	Goldman Sachs High Yield Fund — 0.2%	14,712
1,130	Goldman Sachs Emerging Markets Debt Fund — 0.2%	14,213

		1,539,346

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.3%		$7,708,882

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(25,298)

NET ASSETS — 100.0%		$7,683,584

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$8,665,683

Gross unrealized gain	1,163,848
Gross unrealized loss	(2,120,649)

Net unrealized security loss	$(956,801)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Schedule of Investments
May 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at market value. Each Portfolio invests in a combination of domestic and international equity, fixed income and other diversifier underlying funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the NAV of the investment company on the valuation date.
     The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Schedule of Investments (continued)
May 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     All Underlying Funds are classified as Level 1 securities. Please refer to the Schedule of Investments for further detail.
Concentration in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.
Liquidity Risk — The Portfolios may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transaction defaults.
     Investing in foreign markets by the Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 29, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	July 29, 2011

* Print the name and title of each signing officer under his or her signature.